Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Notional amount	$ 5,621,376	$ 5,929,533
Credit risk amount	12,984	13,531
Credit equivalent amount	30,424	32,041
Risk Weighted Assets	12,810	15,255
Credit valuation adjustment [member]
Disclosure of financial assets [line items]
Risk Weighted Assets	5,330	6,537
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,380,334	4,592,377
Credit risk amount	7,548	5,436
Credit equivalent amount	8,585	6,726
Risk Weighted Assets	2,674	2,301
Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	113,112	145,296
Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	471,188	513,136
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	111,065	130,310
Credit equivalent amount	46	39
Interest rate contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	111,065	130,310
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	606,226	538,077
Credit risk amount	52	49
Credit equivalent amount	129	249
Risk Weighted Assets	45	127
Interest rate contracts [member] | Forward contract [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	7,573	8,184
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	3,605,486	3,852,031
Credit risk amount	7,418	5,345
Credit equivalent amount	8,343	6,369
Risk Weighted Assets	2,610	2,145
Interest rate contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	408,105	447,979
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	28,214	38,643
Credit risk amount	78	42
Credit equivalent amount	46	43
Risk Weighted Assets	13	19
Interest rate contracts [member] | Options purchased [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	2,047	11,287
Interest rate contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	26,167	27,356
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	29,343	33,316
Credit equivalent amount	21	26
Risk Weighted Assets	6	10
Interest rate contracts [member] | Options written [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		3,699
Interest rate contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	29,343	29,617
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,013,663	1,046,651
Credit risk amount	3,200	6,537
Credit equivalent amount	10,661	12,363
Risk Weighted Assets	3,094	4,640
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	9,993	9,471
Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	976,091	1,011,456
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	9,548	8,368
Credit equivalent amount	42	39
Foreign exchange and gold contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	9,548	8,368
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	536,375	452,501
Credit risk amount	775	2,188
Credit equivalent amount	6,313	7,015
Risk Weighted Assets	1,680	2,678
Foreign exchange and gold contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	536,375	452,501
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	34,012	45,576
Credit risk amount	933	755
Credit equivalent amount	467	284
Risk Weighted Assets	242	157
Foreign exchange and gold contracts [member] | Options purchased [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	258	686
Foreign exchange and gold contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	33,754	44,890
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	32,800	45,353
Credit equivalent amount	18	35
Risk Weighted Assets	2	8
Foreign exchange and gold contracts [member] | Options written [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	187	417
Foreign exchange and gold contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	32,613	44,936
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	400,928	494,853
Credit risk amount	1,492	3,594
Credit equivalent amount	3,821	4,990
Risk Weighted Assets	1,170	1,797
Foreign exchange and gold contracts [member] | Spot and forwards [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	373,349	469,129
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	227,379	290,505
Credit risk amount	2,236	1,558
Credit equivalent amount	11,178	12,952
Risk Weighted Assets	1,712	1,777
Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	72,182	109,511
Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	144,478	172,530
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	128,024	132,690
Credit risk amount	1,098	698
Credit equivalent amount	7,091	7,882
Risk Weighted Assets	1,004	1,166
Other derivative contracts [member] | Equity derivatives [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	45,099	40,095
Other derivative contracts [member] | Equity derivatives [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	82,925	92,595
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	34,151	26,731
Credit risk amount	270	167
Credit equivalent amount	458	295
Risk Weighted Assets	116	98
Other derivative contracts [member] | Credit Derivative [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	23,666	18,678
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	65,204	131,084
Credit risk amount	868	693
Credit equivalent amount	3,629	4,775
Risk Weighted Assets	592	513
Other derivative contracts [member] | Commodity and other contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	27,083	69,416
Other derivative contracts [member] | Commodity and other contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	37,887	61,257
Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	4,029,619	4,232,411
Credit equivalent amount	5,066	6,895
Risk Weighted Assets	112	150
Settled through central counterparties [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	195,287	264,278
Credit equivalent amount	4,194	5,811
Risk Weighted Assets	95	128
Settled through central counterparties [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	3,834,332	3,968,133
Credit equivalent amount	872	1,084
Risk Weighted Assets	$ 17	$ 22